SCHEDULE OF BANK LOAN (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Nov. 25, 2025	Sep. 30, 2025
Short-term bank loan
Webank		$ 608,872		$ 318,865
Interest rate			5.00%
Long-term bank loan
Total long-term bank loan		51,740
Webank [Member]
Short-term bank loan
Webank	[1]	$ 51,740
Interest rate	[1]	8.00%
Long-term bank loan
Loan period	[1]	June 17, 2025 to June 8, 2027
Industrial & Commercial Bank of China (“ICBC”) [Member] | Bank Loan One [Member]
Short-term bank loan
Webank	[1]			318,865
Loan period	[1]	July 31, 2025 to July 26, 2026
Interest rate	[1]	2.75%
Industrial & Commercial Bank of China (“ICBC”) [Member] | Bank Loan Two [Member]
Short-term bank loan
Webank	[2]	$ 72,485
Loan period	[2]	May 13, 2025 to May 13, 2026
Interest rate	[2]	2.80%
Industrial & Commercial Bank of China (“ICBC”) [Member] | Bank Loan Three [Member]
Short-term bank loan
Webank	[2]	$ 101,479
Loan period	[2]	April 22, 2025 to April 22, 2026
Interest rate	[2]	2.80%
Industrial & Commercial Bank of China (“ICBC”) [Member] | Bank Loan Four [Member]
Short-term bank loan
Webank	[1]	$ 144,970
Loan period	[1]	June 17, 2025 to June 16, 2026
Interest rate	[1]	1.30%
Industrial & Commercial Bank of China (“ICBC”) [Member] | Bank Loan Five [Member]
Short-term bank loan
Webank	[1]	$ 289,938
Loan period	[1]	March 27, 2026 to March 26, 2027
Interest rate	[1]	2.55%

[1]	These bank loans were unsecured.
[2]	These bank loans were guaranteed by Beijing Haidian Technology Enterprise Financing Guarantee Co., Ltd.